Intangible Assets (Details) - Schedule of change in the estimated useful lives of these development costs - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost:
Balance	$ 15,276,146	$ 11,976,204
Additions	1,389,620	3,292,316
Foreign Exchange		7,626
Balance	16,665,766	15,276,146
Accumulated Amortization:
Balance	10,925,609	5,427,086
Additions	272,659	796,963
Impairment		4,739,286
Foreign Exchange	3,037	(37,726)
Balance	11,201,305	10,925,609
Net Book Value:
Balance	5,464,461	4,350,537
Development Costs [Member]
Cost:
Balance	13,315,526	10,540,477
Additions	1,389,620	2,769,679
Foreign Exchange		5,370
Balance	14,705,146	13,315,526
Accumulated Amortization:
Balance	9,058,517	4,283,382
Additions	222,856	469,789
Impairment		4,339,366
Foreign Exchange		(34,020)
Balance	9,281,373	9,058,517
Net Book Value:
Balance	5,423,773	4,257,009
Uniden License [Member]
Cost:
Balance	116,726	116,543
Additions
Foreign Exchange		183
Balance	116,726	116,726
Accumulated Amortization:
Balance	116,726	97,460
Additions		19,418
Impairment
Foreign Exchange		(152)
Balance	116,726	116,726
Net Book Value:
Balance	0	0
E-Wave License [Member]
Cost:
Balance	1,321,257	1,319,184
Additions
Foreign Exchange		2,073
Balance	1,321,257	1,321,257
Accumulated Amortization:
Balance	1,321,257	1,046,244
Additions		278,567
Foreign Exchange		(3,554)
Balance	1,321,257	1,321,257
Net Book Value:
Balance	0	0
Clear RF Patent + Supplier relationship [Member]
Cost:
Balance	522,637
Additions		522,637
Foreign Exchange
Balance	522,637	522,637
Accumulated Amortization:
Balance	429,109	0
Additions	49,803	29,189
Impairment		399,920
Foreign Exchange	3,037
Balance	481,949	429,109
Net Book Value:
Balance	$ 40,688	$ 93,528